                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            March 31, 2004
                                                      --------------------------

Check here if Amendment        [ ];                 Amendment Number:
                                                                      ----------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Riverside Advisors, LLC
             -------------------------------------------------
Address:     4401 Northside Parkway, Suite 390
             -------------------------------------------------
             Atlanta, Georgia  30327
             -------------------------------------------------

             -------------------------------------------------

Form 13F File Number:   28-10856
                        --------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:            Kyle Tomlin
                     ------------------------------------------
     Title:           Manager
                     ------------------------------------------
     Phone:           (404) 949-3101
                     ------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Kyle Tomlin           Atlanta, Georgia           4/26/2004
     -----------------------     --------------------     -----------------
            [Signature]             [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

      NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     None
                                                    ------------------------
Form 13F Information Table Entry Total:                121
                                                    ------------------------
Form 13F Information Table Value Total:            $  153,624
                                                    ------------------------
                                                           (thousands)



List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
                                                      FORM 13F INFORMATION TABLE

                                                                                                                 Voting Authority
                                Title                  Value    SHRs or
                                -----                  -----    -------
                                 of                  (x$1000)  PRN Amount                   Investment  Other
                                 --                  --------  ----------                   ----------  -----
      Name of Issuer            Class      CUSIP                          SH/PRN  Put/Call  Discretion Managers Sole   Shared  None
      --------------            -----      -----                          ------  --------  ---------- -------- ----   ------  ----
ACTIVISION INC NEW               COM     004930202       830     52,500     SH                 SOLE              830
ADAPTEC INC                      COM     00651F108       616     70,300     SH                 SOLE              616
AETNA INC                        COM     00817Y108       897     10,000     SH                 SOLE              897
AGILENT TECHNOLOGIES INC         COM     00846U101       570     18,000     SH                 SOLE              570
AKAMAI TECHNOLOGIES,INC          COM     00971T101       789     60,000     SH                 SOLE              789
ALIGN TECHNOLOGY INC             COM     016255101        95      5,000     SH                 SOLE               95
ALLEGHANY CORP-DEL               COM     017175100       840      3,400     SH                 SOLE              840
ALTRIA GROUP INC                 COM     02209S103      2614     48,000     SH                 SOLE             2614
AMERICREDIT CORP                 COM     03060R101       814     47,800     SH                 SOLE              814
AMPHENOL CORP NEW-CL A           COM     032095101       790     26,600     SH                 SOLE              790
ANADARKO PETROLEUM CORP          COM     032511107      1825     35,200     SH                 SOLE             1825
ANNTAYLOR STORES CORPORATION     COM     036115103       732     17,100     SH                 SOLE              732
ANTHEM INC.                      COM     03674B104      2085     23,000     SH                 SOLE             2085
ARROW ELECTRONICS INC            COM     042735100       815     32,000     SH                 SOLE              815
ASPECT TELECOMMUNICATIONS CORP   COM     04523Q102       799     51,000     SH                 SOLE              799
AT&T CORP NEW                    COM     001957505      2309    118,000     SH                 SOLE             2309
ATLANTIC COAST AIRLS INC         COM     048396105      1098    151,000     SH                 SOLE             1098
ATMEL CORP                       COM     049513104       728    112,000     SH                 SOLE              728
AVNET INC                        COM     053807103       857     35,000     SH                 SOLE              857
BEAZER HOMES USA INC             COM     07556Q105      5454     51,500     SH                 SOLE             5454
BHP LIMITED ADR                  COM     088606108       759     40,400     SH                 SOLE              759
CAPITAL ONE FINANCIAL CORP       COM     14040H105       860     11,400     SH                 SOLE              860
CENTURY ALUMINUM CO              COM     156431108       805     28,500     SH                 SOLE              805
CHESAPEAKE ENERGY CORP           COM     165167107       678     50,600     SH                 SOLE              678
CHINA LIFE INSURANCE CO LTD      COM     16939P106      2501    100,000     SH                 SOLE             2501
CHIQUITA BRANDS INTERNATIONAL    COM     170032809       552     26,500     SH                 SOLE              552
CITIGROUP INC                    COM     172967101      2585     50,000     SH                 SOLE             2585
COMMERCIAL METALS CO             COM     201723103       710     22,300     SH                 SOLE              710
COMMSCOPE                        COM     203372107       559     33,600     SH                 SOLE              559
COMPUCREDIT CORP                 COM     20478N100      1482     70,100     SH                 SOLE             1482
COMTECH TELECOMM CORP NEW        COM     205826209       520     22,400     SH                 SOLE              520
CONSTELLATION ENERGY GROUP       COM     210371100       651     16,300     SH                 SOLE              651
CRANE CO                         COM     224399105       693     21,000     SH                 SOLE              693
CYPRESS SEMICONDUCTOR CORP       COM     232806109       796     38,900     SH                 SOLE              796
E I DU PONT DE NEMOURS & CO      COM     263534109      2364     56,000     SH                 SOLE             2364
ESS TECHNOLOGY INC               COM     269151106       582     39,700     SH                 SOLE              582
EXPRESSJET HOLDINGS INC          COM     30218U108      1319    106,000     SH                 SOLE             1319
EXXON MOBIL CORP                 COM     30231G102      2579     62,000     SH                 SOLE             2579
FEDERATED DEPARTMENT STORES      COM     31410H101       854     15,800     SH                 SOLE              854
FIDELITY NATIONAL FINANCIAL      COM     316326107      2060     52,030     SH                 SOLE             2060
FINDWHAT.COM INC                 COM     317794105      2257    104,255     SH                 SOLE             2257
FIRST AMERICAN FINANCIAL CORP    COM     318522307      1682     55,300     SH                 SOLE             1682
FLAGSTAR BANCORP INC             COM     337930101       731     28,500     SH                 SOLE              731
FLORIDA ROCK IND INC             COM     341140101       763     18,100     SH                 SOLE              763

FORMFACTOR INC                   COM     346375108       821     39,300     SH                 SOLE              821
FREMONT GENERAL CORP             COM     357288109      1089     35,600     SH                 SOLE             1089
FRIEDMAN BILLINGS RAMSEY         COM     358434108       744     27,600     SH                 SOLE              744
GENERAL ELECTRIC CO              COM     369604103      2442     80,000     SH                 SOLE             2442
GENERAL MOTORS CORP              COM     370442105      2167     46,000     SH                 SOLE             2167
GROUP 1 AUTOMOTIVE INC           COM     398905109       767     21,200     SH                 SOLE              767
HARMAN INTERNATIONAL             COM     413086109       677      8,500     SH                 SOLE              677
HASBRO INC                       COM     418056107       690     31,700     SH                 SOLE              690
HCC INSURANCE HOLDINGS INC       COM     404132102       782     24,200     SH                 SOLE              782
HEADWATERS INC.                  COM     42210P102      4865    189,875     SH                 SOLE             4865
HEALTH NET INC                   COM     42222G108      1247     50,000     SH                 SOLE             1247
HUGOTON ROYALTY TRUST            COM     444717102       659     30,000     SH                 SOLE              659
IMCLONE SYS INC                  COM     45245W109       726     14,300     SH                 SOLE              726
IMS HEALTH INC                   COM     449934108       498     21,400     SH                 SOLE              498
INGERSOLL RAND CO                COM     G4776G101       636      9,400     SH                 SOLE              636
INSIGHT ENTERPRISES INC          COM     45765U103       606     31,500     SH                 SOLE              606
J2 GLOBAL COMM                   COM     46626E205      1376     61,000     SH                 SOLE             1376
JACK IN THE BOX INC.             COM     466367109      1998     80,000     SH                 SOLE             1998
JP MORGAN CHASE & CO             COM     46625H100      2685     64,000     SH                 SOLE             2685
KB HOME                          COM     48666K109      6504     80,500     SH                 SOLE             6504
KING PHARMACEUTICALS             COM     495582108      2088    124,000     SH                 SOLE             2088
KONINKLIJKE PHILIPS ELECTRS
  NVADR                          COM     500472303       777     26,800     SH                 SOLE              777
LANDAMERICA FINANCIAL GOUP,INC   COM     514936103      1448     32,000     SH                 SOLE             1448
LENNAR CORP -  B SHARES          COM     526057302      1782     35,000     SH                 SOLE             1782
LTX CORP                         COM     502392103       774     51,400     SH                 SOLE              774
M/I SCHOTTENSTEIN HOMES INC      COM     55305B101      2033     43,000     SH                 SOLE             2033
MAY DEPARTMENT STORES CO         COM     577778103       834     24,100     SH                 SOLE              834
MBNA CORP                        COM     55262L100       802     29,000     SH                 SOLE              802
MEDCOHEALTH SOLUTIONS INC        COM     58405U102       680     20,000     SH                 SOLE              680
MERCK & CO INC                   COM     589331107      2386     54,000     SH                 SOLE             2386
MGIC INVESTMENT CORP-WISC        COM     552848103      2043     31,800     SH                 SOLE             2043
MICROS SYSTEMS INC               COM     594901100       845     18,702     SH                 SOLE              845
MICROSEMI CORP                   COM     595137100       671     49,100     SH                 SOLE              671
MINE SAFETY APPLIANCE CO         COM     602720104        31      1,100     SH                 SOLE               31
MOLEX INC                        COM     608554101       638     21,000     SH                 SOLE              638
MORGAN STANLEY                   COM     617446448       803     14,000     SH                 SOLE              803
NATIONAL SEMICONDUCTOR CORP      COM     637640103       902     20,300     SH                 SOLE              902
NAVIGANT CONSULTING CO           COM     63935N107       822     40,600     SH                 SOLE              822
NEWMONT MINING CORP              COM     651639106       853     18,300     SH                 SOLE              853
ORTHODONTIC CENTERS OF AMERICA   COM     68750P103      1793    227,000     SH                 SOLE             1793
OVERSEAS SHIPHOLDING GROUP INC   COM     690368105       839     23,000     SH                 SOLE              839
OXFORD HEALTH PLANS INC          COM     691471106      1856     38,000     SH                 SOLE             1856
PACIFICARE HELTHSYSTEMS          COM     695112102      2175     55,000     SH                 SOLE             2175
PANTRY INC                       COM     698657103        36      1,800     SH                 SOLE               36
PEGASUS COMM CORP                COM     705904605        15        400     SH                 SOLE               15
PHELPS DODGE CORP                COM     717265102       866     10,600     SH                 SOLE              866
PIER 1 IMPORTS,INC.              COM     720279108      1541     65,000     SH                 SOLE             1541
POLYMEDIA CORPORATION            COM     731738100      1585     59,100     SH                 SOLE             1585
PTEK HOLDINGS                    COM     69366M104      1781    193,800     SH                 SOLE             1781
RC2 CORP                         COM     749388104       853     31,000     SH                 SOLE              853
REPSOL SA-SPONSORED ADR          COM     76026T205       661     31,800     SH                 SOLE              661
RESPIRONICS INC                  COM     761230101       708     13,100     SH                 SOLE              708

RYLAND GROUP INC                 COM     783764103      1608     18,100     SH                 SOLE             1608
SANDISK CORP                     COM     80004C101       749     26,400     SH                 SOLE              749
SBC COMMUNICATIONS INC           COM     78387G103      2307     94,000     SH                 SOLE             2307
SCHNITZER STEEL INDUSTRIES INC   COM     806882106       916     28,700     SH                 SOLE              916
SCIENTIFIC ATLANTA INC           COM     808655104       815     25,200     SH                 SOLE              815
SELECT MEDICAL                   COM     816196109       818     49,000     SH                 SOLE              818
SIERRA HEALTH SERVICES INC       COM     826322109      2137     58,700     SH                 SOLE             2137
STAGE STORES INC                 COM     85254C305      4062    105,000     SH                 SOLE             4062
STANDARD PACIFIC CORP NEW        COM     85375C101      2778     46,300     SH                 SOLE             2778
STARWOOD LODGING TR-COMBINED     COM     85590A203       827     20,400     SH                 SOLE              827
STEWART INFORMATION SVCS COR     COM     860372101      1729     44,000     SH                 SOLE             1729
SWIFT ENERGY CO                  COM     870738101       860     45,600     SH                 SOLE              860
TALBOTS INC                      COM     874161102      1717     48,000     SH                 SOLE             1717
TALK AMERICA HOLDINGS INC.       COM     87426R202       796     94,500     SH                 SOLE              796
TEXAS INSTRUMENTS INC            COM     882508104       581     19,900     SH                 SOLE              581
THE PANTRY INC                   COM     698657103       718     36,000     SH                 SOLE              718
THE STEAK N SHAKE CO             COM     857873103       760     39,500     SH                 SOLE              760
TOMMY HILFIGER CORP-ORD          COM     G8915Z102       749     44,000     SH                 SOLE              749
TORO CO                          COM     891092108       818     13,200     SH                 SOLE              818
TRANSACTION SYSTEMS ARCHITECTS   COM     893416107      1025     44,300     SH                 SOLE             1025
UBS                              COM     H8920M855       812     10,900     SH                 SOLE              812
UNIVERSAL CORPORATION            COM     913456109       798     15,700     SH                 SOLE              798
URBAN OUTFITTERS INC             COM     917047102       884     18,400     SH                 SOLE              884
WENDYS INTERNATIONAL INC         COM     950590109       802     19,700     SH                 SOLE              802
YUM BRANDS INC                   COM     988498101       760     20,000     SH                 SOLE              760
                                                     153,624